EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2025
Disclosure of information about defined benefit plans [abstract]
EMPLOYEE BENEFITS	EMPLOYEE BENEFITS
Employee benefit expenses

	For the year ended December 31,
In millions	2025	2024	2023
Wages and salaries	$1,023.8	$774.4	$636.5
Share-based payments	36.6	20.6	46.0
Social expenditure
Pensions - defined contribution plans	27.6	40.7	35.4
Pensions - defined benefit plans	3.5	3.1	2.7
Social security expenses	170.7	137.6	119.7
Total	$1,262.1	$976.4	$840.3
In countries where social expenditure paid to the government cannot be divided between pensions and other social security, the expenses are presented under the heading social security expenses.
The Group has share-based incentive plans in place which are disclosed in Note 9. Share-Based Payments.
Salaries and other compensation of key management personnel are disclosed in Note 26. Related Parties.